ACQUISITION (Acquisition of Motel 168, Allocation of Purchase Price) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Motel 168 [Member] CNY	Dec. 31, 2012 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Favorable lease [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Customer relationship [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Franchise agreements [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Brand [Member] CNY
Business Acquisition [Line Items]
Fair value of net tangible assets acquired						559,267
Intangible assets							399,193	6,990	48,770	684,300
Unfavorable lease liability						(392,608)
Goodwill	372,439	2,254,631	2,254,631	1,806,846	1,806,846	1,806,846
Net deferred tax liability, non-current						(243,713)
Total purchase price						2,869,045